Schedule of cost of revenue (Details) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cost Of Revenue
Amortization expenses		$ 38,183	$ 5,800,442	$ 7,751,161
Depreciation expenses of server hardware			3,943,495	4,172,837
Website maintenance fee		121,797	1,510,417	2,746,431
Resource usage fees	[1]	1,461,560	1,510,417	1,622,891
Virtual simulation fees	[2]	97,761	555,560	1,106,713
Maintenance material consumption fees		1,458	1,918	15,458
Employee compensation		96,913	146,602	160,338
Employee benefit expenses		9,366	10,281	9,199
Impairment	[3]		13,800,583
Other		2,631	21,175	88,171
Total		$ 1,829,669	$ 27,300,890	$ 17,673,199

[1]	Since November 2018, the Company started to pay resource usage fees to colleges and universities in order to access the online course resources of these institutions with a period of validity of 5 years.
[2]	The Company paid virtual simulation fees to vendors Jiangsu Audio-visual Education Center in order to access virtual experimental training programs.
[3]	The impairment in 2024 was nil and in 2023 includes the impairment to property, plant and equipment for $5,749,384, and the impairment to intangible asset for $ 8,051,199.